Income Tax	6 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX

14 — INCOME TAX

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Zhibao BVI is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, from April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations, and the profits tax rate for remaining profits will be subjected to 16.5%. Zhibao HK was not subject to Hong Kong profit tax for FY2025 as it did not have assessable profit in FY2025. There are no withholding taxes in Hong Kong on remittance of dividends.

Malaysia

Zhibao Labuan is incorporated in Malaysia and is subject to Malaysia Corporate Income Tax imposed on income accruing in or derived from Malaysia. Zhibao Labuan is subject to the standard corporate tax rate of 24% if in a taxable position. However, resident companies that qualify as small and medium-sized enterprises may benefit from a reduced tax rate of 15% on the first RM 150,000 of chargeable income and 17% on the next RM 450,000.

PRC

Zhibao China, Sunshine Insurance Brokers, Shanghai Anyi, Zhibao Health, Zhizhongbao and Zhonglian were incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. Under the EIT Law in the PRC, the unified EIT rate for domestic enterprises and foreign invested enterprises is 25%, except for available preferential tax treatments.

The income tax expenses for the six months ended December 31, 2024 and 2025 were comprised of the following:

	For the Six Months Ended December 31,
	2024	2025
	RMB	RMB
Current income tax expenses	—	(572,818)
Deferred income tax expenses	(1,091,247)	(1,455,660)
Total income tax expenses	(1,091,247)	(2,028,478)

The significant components of deferred taxes were as follows:

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
Deferred tax assets
Net operating loss carrying forwards	15,316,222	31,597,426
Allowance against doubtful accounts	6,898,153	6,964,672
Operating lease liabilities	5,060,696	5,137,898
Total deferred tax assets	27,275,071	43,699,996
Less: Valuation allowance	(21,218,644)	(23,038,383)
Total deferred tax assets, net of valuation allowance	6,056,427	20,661,613
Net off against deferred tax liabilities	(6,056,427)	(20,661,613)
Total Deferred tax assets, net	—	-

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
Deferred tax liabilities
Timing difference - revenue recognized prior to issuance of PRC VAT invoices	1,064,796	16,092,337
Recognition of intangible assets arising from business combination (Note 3)	—	8,450,000
Operating lease right of use assets	4,991,631	5,125,497
Total deferred tax liabilities	6,056,427	29,667,834
Net off against deferred tax assets	(6,056,427)	(20,661,613)
Deferred tax liabilities, net	—	9,006,221

The effective tax rate for the interim period differs from the prior year primarily due to changes in projected earnings, including the impact of current income tax expenses attributable to profitable subsidiaries of the acquired entity, the utilization of net operating loss carryforwards, changes in valuation allowance, and the impact of deferred tax liabilities arising from intangible assets recognized in the business combination.

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted.

Total net operating losses carryforwards of the Company’s subsidiaries in mainland China is RMB 61,212,089 and RMB 75,685,515 as of June 30, 2025 and December 31, 2025, respectively. As of December 31, 2025, net operating loss carryforwards from PRC will expire in calendar years 2026 through 2030, if not utilized.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Company’s history of losses and the uncertainty of future profitability, and concluded that it is more likely than not that the Company will not generate future taxable income to utilize the deferred tax assets prior to the expiration of the majority of net operating losses. Accordingly, as of June 30, 2025 and December 31, 2025, a valuation allowance of RMB 21,218,644 and RMB 25,149,142, respectively, was provided against deferred tax assets.

Unrecognized tax benefits

As of June 30, 2025 and December 31, 2025, the Company had unrecognized tax benefits of RMB 1,026,964 and RMB 1,026,964, both of which were deducted against the deferred tax assets on tax losses carry forward. As a full valuation allowance has been recorded against the related deferred tax asset, the recognition of these unrecognized tax benefits would not affect the Company’s effective tax rate. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment.

The Company recognizes interest and penalties, where applicable, as a component of income tax expense.

As of June 30, 2025 and December 31, 2025, the Company did not accrue interest related to unrecognized tax benefits. For the six months ended December 31, 2024 and 2025, the Company did not reverse any interest related to unrecognized tax benefits. The Company did not record any penalties related to unrecognized tax benefits.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 100,000 is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.